UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hayground Cove Asset Management LLC
Address: 1370 6th Avenue, 20th Floor

         New York, NY  10019

13F File Number:  28-11227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jason Ader
Title:     Portfolio Manager
Phone:     212-445-7800

Signature, Place, and Date of Signing:

     /s/ Jason Ader     New York, NY     May 15, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $911,746 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 COM              023135106    34097   933400 SH       SOLE                   933400        0        0
AMERISTAR CASINOS INC          COM              03070Q101    12954   502300 SH       SOLE                   502300        0        0
BEAR STEARNS COS INC           COM              073902108    21727   156653 SH       SOLE                   156653        0        0
BEAZER HOMES USA INC           COM              07556Q105    20873   317700 SH       SOLE                   317700        0        0
BEST BUY INC                   COM              086516101    15166   271150 SH       SOLE                   271150        0        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    17280   647199 SH       SOLE                   647199        0        0
CIRCUIT CITY STORE INC         COM              172737108    19741   806407 SH       SOLE                   806407        0        0
CKE RESTAURANTS INC            COM              12561E105    30376  1745725 SH       SOLE                  1745725        0        0
CKX INC                        COM              12562M106    21276  1627900 SH       SOLE                  1627900        0        0
COSTCO WHSL CORP NEW           COM              22160K105    39554   730322 SH       SOLE                   730322        0        0
CVS CORP                       COM              126650100    24746   828442 SH       SOLE                   828442        0        0
DELL INC                       COM              24702R101     9153   307569 SH       SOLE                   307569        0        0
DENNYS CORP                    COM              24869P104    29923  6286250 SH       SOLE                  6286250        0        0
DILLARDS INC                   CL A             254067101    22895   879231 SH       SOLE                   879231        0        0
EASTMAN KODAK CO               COM              277461109    28761  1011300 SH       SOLE                  1011300        0        0
FOUR SEASONS HOTEL INC         LTD VTG SH       35100E104    19412   382887 SH       SOLE                   382887        0        0
GOOGLE INC                     CL A             38259P508    17090    43819 SH       SOLE                    43819        0        0
GREAT WOLF RESORTS INC         COM              391523107    29256  2524250 SH       SOLE                  2524250        0        0
HARRAHS ENTMT INC              COM              413619107    45967   589619 SH       SOLE                   589619        0        0
HILTON HOTELS CORP             COM              432848109    11403   447900 SH       SOLE                   447900        0        0
INTERNATIONAL SPEEDWAY CORP    CL A             460335201     8813   173150 SH       SOLE                   173150        0        0
LEXMARK INTL NEW               CL A             529771107    19632   432600 SH       SOLE                   432600        0        0
M D C HLDGS INC                COM              552676108    21042   327200 SH       SOLE                   327200        0        0
OFFICE DEPOT INC               COM              676220106    35189   944926 SH       SOLE                   944926        0        0
PENNEY J C INC                 COM              708160106    29697   491584 SH       SOLE                   491584        0        0
PLANETOUT INC                  COM              727058109     8123   800350 SH       SOLE                   800350        0        0
RED ROBIN GOURMET BURGERS IN   COM              75689M101    17214   364700 SH       SOLE                   364700        0        0
RESEARCH IN MOTION LTD         COM              760975102    16510   194500 SH       SOLE                   194500        0        0
RITE AID CORP                  COM              767754104     8009  2002420 SH       SOLE                  2002420        0        0
SCIENTIFIC GAMES CORP          CL A             80874P109    34151   972150 SH       SOLE                   972150        0        0
SEARS HLDGS CORP               COM              812350106    49862   378227 SH       SOLE                   378227        0        0
STARWOOD HOTELS&RESORTS WRLD   PAIRED CTF       85590A203    19350   285700 SH       SOLE                   285700        0        0
SUNTERRA CORP                  COM NEW          86787D208     9473   663390 SH       SOLE                   663390        0        0
TIFFANY & CO NEW               COM              886547108    13448   358249 SH       SOLE                   358249        0        0
TOLL BROTHERS INC              COM              889478103    17274   498800 SH       SOLE                   498800        0        0
VALUEVISION MEDIA INC          CL A             92047K107     6770   529800 SH       SOLE                   529800        0        0
VIACOM INC NEW                 CL B             92553P201    20206   520784 SH       SOLE                   520784        0        0
WENDYS INTL INC                COM              950590109     8353   134600 SH       SOLE                   134600        0        0
WHIRLPOOL CORP                 COM              963320106    22085   241440 SH       SOLE                   241440        0        0
WMS INDS INC                   COM              929297109    15443   513050 SH       SOLE                   513050        0        0
WYNN RESORTS LTD               COM              983134107    20400   265450 SH       SOLE                   265450        0        0
YUM BRANDS INC                 COM              988498101    39052   799250 SH       SOLE                   799250        0        0